Restricted cash and cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted cash and cash and cash equivalents
Restricted cash	¥ 1,012
Cash and cash equivalents
Cash at banks	42,829	¥ 62,320
Cash on hand	7	16
Total	¥ 42,836	¥ 62,336